Long Term Payable (Tables)	6 Months Ended
Jun. 30, 2023
Long Term Payable [Abstract]
Schedule of Loans Payable	Long term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long term payable consisted of the following:
	As of June 30, 2023	As of December 31, 2022

Long term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$1,708,315	$2,594,415
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	4,199,745	5,191,056
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	2,396,381	-
Total	$8,304,441	$7,785,471
Current portion	$4,706,517	$3,706,628
Non-current portion	$3,597,924	$4,078,843